Arin Large Cap Theta Fund

Schedule of Investments

As of February 28, 2022
		Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS PURCHASED - 94.74%
*	S&P 500 Index Call Option (a)	50	$ 4,500	3/4/2022	$ 21,869,700	$ 37,500
*	S&P 500 Index Call Option (a)	254	200	3/18/2022	111,098,076	105,863,390
*	S&P 500 Index Call Option (a)	1	400	3/18/2022	437,394	397,015
*	S&P 500 Index Call Option (a)	1	800	3/18/2022	437,394	356,790
*	S&P 500 Index Call Option (a)	1	1,000	3/18/2022	437,394	336,685
*	S&P 500 Index Call Option (a)	30	200	4/14/2022	13,121,820	12,493,650
*	S&P 500 Index Call Option (a)	143	200	4/14/2022	62,547,342	59,563,075

	Total Call Options Purchased (Premiums Paid $178,516,748)					179,048,105

PUT OPTIONS PURCHASED - 36.74%
*	S&P 500 Index Put Option (a)	100	4,200	3/4/2022	43,739,400	133,000
*	S&P 500 Index Put Option (a)	756	1,900	3/18/2022	330,669,864	5,670
*	S&P 500 Index Put Option (a)	408	2,000	3/18/2022	178,456,752	5,100
*	S&P 500 Index Put Option (a)	115	6,200	3/18/2022	50,300,310	21,043,850
*	S&P 500 Index Put Option (a)	2,000	2,000	4/14/2022	874,788,000	230,000
*	S&P 500 Index Put Option (a)	22	7,200	4/14/2022	9,622,668	6,228,530
*	S&P 500 Index Put Option (a)	143	7,200	4/14/2022	62,547,342	40,491,880
*	S&P 500 Index Put Option (a)	2,500	2,000	5/20/2022	1,093,485,000	900,000
*	S&P 500 Index Put Option (a)	818	1,900	6/17/2022	357,788,292	392,640

	Total Put Options Purchased (Premiums Paid $69,965,682)					69,430,670

Investments, at value (Cost $248,482,430) - 131.48%						$ 248,478,775

Options Written (Premiums Received $65,651,122) - (34.72)%						(65,610,942)

Other Assets Less Liabilities - 3.24%						6,118,536

Net Assets - 100%						$ 188,986,369

See Notes to Financial Statements						(Continued)

Arin Large Cap Theta Fund

Schedule of Investments - Schedule of Options Written

As of February 28, 2022
			Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS WRITTEN - 29.35%
	*	S&P 500 Index Call Option (a)	50	$ 4,550	3/4/2022	$ 21,869,700	$ 11,500
	*	S&P 500 Index Call Option (a)	2	600	3/18/2022	874,788	753,980
	*	S&P 500 Index Call Option (a)	5	1,100	3/18/2022	2,186,970	1,634,750
	*	S&P 500 Index Call Option (a)	102	1,200	3/18/2022	44,614,188	32,334,000
	*	S&P 500 Index Call Option (a)	4	1,300	3/18/2022	1,749,576	1,228,060
	*	S&P 500 Index Call Option (a)	29	1,400	3/18/2022	12,684,426	8,608,360
	*	S&P 500 Index Call Option (a)	115	6,200	3/18/2022	50,300,310	575
	*	S&P 500 Index Call Option (a)	10	600	4/14/2022	4,373,940	3,765,450
	*	S&P 500 Index Call Option (a)	20	800	4/14/2022	8,747,880	7,131,100
	*	S&P 500 Index Call Option (a)	143	7,200	4/14/2022	62,547,342	357

		Total Call Options Written (Premiums Received $55,163,902)					55,468,132

PUT OPTIONS WRITTEN - 5.37%
	*	S&P 500 Index Put Option (a)	100	4,100	3/4/2022	43,739,400	60,000
	*	S&P 500 Index Put Option (a)	415	4,500	3/4/2022	181,518,510	5,513,275
	*	S&P 500 Index Put Option (a)	115	200	3/18/2022	50,300,310	287
	*	S&P 500 Index Put Option (a)	143	200	4/14/2022	62,547,342	358
	*	S&P 500 Index Put Option (a)	20	6,400	4/14/2022	8,747,880	4,062,700
	*	S&P 500 Index Put Option (a)	2	6,900	4/14/2022	874,788	506,190

		Total Put Options Written (Premiums Received $10,487,220)					10,142,810

	Total Options Written (Premiums Received $65,651,122)						$ 65,610,942

		Summary of Investments
		(Unaudited)		% of Net
				Assets	Value
		Call Options Purchased		94.74%	$179,048,105
		Put Options Purchased		36.74%	69,430,670
		Call Options Written		-29.35%	(55,468,132)
		Put Options Written		-5.37%	(10,142,810)
		Other Assets Less Liabilities		3.24%	6,118,536
		Total Net Assets		100.00%	$188,986,369

*	Non-income producing investment
(a)	Counterparty is Interactive Brokers LLC.